Schedule of disaggregated cost of revenue and research and development (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Segment Reporting [Abstract]
Cost of revenue (excluding the impact of write-down)		¥ 7,735	¥ 35,170
Inventory provision, write-down of prepayments and provision for inventory purchase commitments		14,332	54,782
Total cost of revenue		22,067	89,952
Salary, bonus, welfare and share-based compensation expense		16,225	21,645
New products development		4,907	18,134
Depreciation		1,223	1,813
Total research and development expenses	$ 3,294	¥ 22,355	¥ 41,592